Document and Entity Information	9 Months Ended
	Oct. 31, 2011	Dec. 12, 2011
Document and Entity Information
Document Type	S-1
Amendment Flag	false
Document Period End Date	Oct. 31, 2011
Trading Symbol	lbsr
Entity Registrant Name	LIBERTY STAR URANIUM & METALS CORP.
Entity Central Index Key	0001172178
Current Fiscal Year End Date	--01-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		630,099,389
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3